Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 18.     Related Party Transactions

In connection with the completion of the IPO, Janus Living entered into certain related party transactions with Healthpeak and/or certain of its direct or indirect subsidiaries. The various agreements entered into between Janus Living and Healthpeak in connection with the IPO and their related impact to the Combined and Consolidated Financial Statements are summarized below.

Formation Transactions

As more fully described in Note 11, Healthpeak and Janus Living consummated a series of formation transactions in connection with the IPO. In connection with the IPO and these formation transactions, during the three months ended March 31, 2026, Janus Living incurred $16 million of transaction costs, recognized within transaction costs on the Combined and Consolidated Statements of Operations. Additionally, during the three months ended March 31, 2026, Janus Living incurred $8 million of offering costs in addition to fees paid to the underwriters in connection with the IPO. These costs were recognized within additional paid-in capital on the Combined and Consolidated Statements of Equity. Certain of these offering and transaction costs were initially paid by Healthpeak and reimbursed by Janus Living in accordance with the Healthpeak Management Agreement (defined below).

Equity Awards

In connection with the IPO, certain of Healthpeak’s directors and executive officers received equity award grants from Janus Living, either as fully vested shares of Janus Living’s Class A-1 common stock, or as time-based or performance-based equity awards to acquire shares of Janus Living’s Class A-1 common stock subject to the satisfaction of vesting conditions. Of the $16 million of transaction costs discussed above, $5 million relates to stock-based compensation expense recognized on the fully vested awards issued to directors, executive officers, and employees of Healthpeak and Janus Living in connection with the IPO. In addition, certain of Healthpeak’s directors and executive officers entered into indemnification agreements with Janus Living in connection with the IPO.

Management Agreement

Janus Living entered into a management agreement (“Healthpeak Management Agreement”) with the Manager, an indirect subsidiary of Healthpeak. Pursuant to the management agreement, Janus Living agreed to pay the Manager a management fee (“Healthpeak Management Fee”) for services rendered to Janus Living equal to $10 million plus or minus the cumulative effect of an annual amount of 0.5% of (i) the gross book value (as determined in accordance with GAAP) of any investment that is the subject of an acquisition, or disposition or (ii) the increase in the gross book value of any investment that was the subject of a capital deployment, in each case, since January 1, 2026; provided, that (A) if Janus Living’s investments have a gross book value in excess of $10.0 billion but less than $20.0 billion as of the determination of a management fee adjustment amount pursuant to the terms of the Healthpeak Management Agreement, such 0.5% will be decreased by 0.1% for each dollar of gross book value of any investment that was the subject of an acquisition or disposition or increase in the gross book value of any investment that was the subject of a capital deployment in excess of $10.0 billion but less than $20.0 billion, and (B) if Janus Living’s investments have a gross book value in excess of $20.0 billion as of the determination of a management fee adjustment amount pursuant to the terms of the Healthpeak Management Agreement, such 0.5% will be decreased by 0.15% for each dollar of gross book value of any investment that was the subject of an acquisition or disposition, or increase in gross book value of any investment that was the subject of a capital deployment, that is in excess of $20.0 billion. The management fee will be payable in cash but will be reduced by the stock-based compensation expense recognized in connection with the grant of annual equity awards to employees of the Manager under the Janus Living, Inc. 2026 Equity Plan (“Manager Equity Awards”). The Healthpeak Management Agreement has an initial term of 3 years from the date of the completion of the IPO with annual renewals unless terminated by Janus Living or the Manager pursuant to the terms of the Healthpeak Management Agreement. Janus Living will also reimburse the Manager for documented third-party expenses incurred by the Manager in providing services under the Healthpeak Management Agreement, including expenses related to legal, accounting, due diligence and other services. Expenses will be reimbursed in cash on a quarterly or monthly basis, at the Manager’s election.

During the six months ended June 30, 2026, $3.5 million of the Healthpeak Management Fee was paid in cash and $288 thousand was paid to the Manager in the form of Manager Equity Awards. As of June 30, 2026, $27 thousand of the Healthpeak Management Fee was recognized within accounts payable, accrued liabilities, and other liabilities on the Combined and Consolidated Balance Sheets. A portion of the Healthpeak Management Fee is included within general and administrative — related party management fee on the Combined and Consolidated Statements of Operations and certain amounts of the Healthpeak Management Fee that are directly attributable to acquisition activities are included within transaction costs on the Combined and Consolidated Statements of Operations.

Exclusivity Agreement

Janus Living entered into an exclusivity agreement with Healthpeak, pursuant to which Janus Living and Healthpeak agreed that during the term of the management agreement, neither Janus Living nor Healthpeak, nor any of Janus Living’s or Healthpeak’s respective affiliates, will engage in, sponsor, own, operate, manage, or otherwise participate in a competing business.

Stockholders Agreement

Janus Living entered into a stockholders agreement with Healthpeak pursuant to which, among other rights, Healthpeak will have the right to designate a certain number of directors to Janus Living’s Board of Directors based on its ownership threshold in the Company. Two of Healthpeak’s directors, Mr. Brinker and Ms. Sandstrom, serve on Janus Living’s Board of Directors pursuant to this agreement.

Purchases in the Reserved Share Program

In connection with the IPO, an aggregate of 216 thousand shares of our Class A-1 common stock were purchased by certain of Janus Living’s and Healthpeak’s directors and executive officers through a reserved share program. All purchases of Class A-1 common stock in the reserved share program were at the initial public offering price of $20.00 per Class A-1 common share.